Investments: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Amortized	Estimated
	Cost	Fair Value

Due after one year through five years	$ 310	$ 315
Due after ten years	8,753	8,115
Mortgage-backed securities:
Residential mortgage-backed	1,974	2,109

Total debt securities	$ 11,037	$ 10,539